Summary of Significant Accounting Policies - Concentration and risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration and risks
Net revenues	$ 30,318,816	$ 31,976,268	$ 83,926,614
Accounts receivable, net	2,860,537	2,334,607	4,949,244
Sales and marketing expenses	(15,056,063)	(17,674,610)	(44,378,533)
Accounts payable	3,460,424	4,425,136
Customer concentration risk | Revenue | Company A
Concentration and risks
Net revenues			$ 20,179,468
Concentration risk (as a percent)			24.04%
Customer concentration risk | Revenue | Company B
Concentration and risks
Net revenues			$ 8,940,784
Concentration risk (as a percent)			10.65%
Customer concentration risk | Revenue | Company C
Concentration and risks
Net revenues		$ 4,862,217	$ 12,980,235
Concentration risk (as a percent)		15.21%	15.47%
Customer concentration risk | Revenue | Company D
Concentration and risks
Net revenues	$ 12,626,521	$ 4,453,331
Concentration risk (as a percent)	41.65%	13.93%
Customer concentration risk | Revenue | Company E
Concentration and risks
Net revenues		$ 3,628,882
Concentration risk (as a percent)		11.35%
Customer concentration risk | Revenue | Company F
Concentration and risks
Net revenues	$ 6,801,056
Concentration risk (as a percent)	22.43%
Customer concentration risk | Accounts receivable | Company D
Concentration and risks
Accounts receivable, net	$ 1,311,926	$ 737,087
Concentration risk (as a percent)	45.86%	31.57%
Customer concentration risk | Accounts receivable | Company F
Concentration and risks
Accounts receivable, net	$ 393,620
Concentration risk (as a percent)	13.76%
Customer concentration risk | Accounts receivable | Company G
Concentration and risks
Accounts receivable, net	$ 307,987
Concentration risk (as a percent)	10.77%
Vendor concentration risk | Sales and marketing expenses | Company C
Concentration and risks
Sales and marketing expenses	$ (4,993,977)	$ (8,345,027)	$ (18,184,318)
Concentration risk (as a percent)	33.17%	47.21%	40.98%
Vendor concentration risk | Sales and marketing expenses | Company H
Concentration and risks
Sales and marketing expenses		$ (2,098,906)	$ (7,365,582)
Concentration risk (as a percent)		11.88%	16.60%
Vendor concentration risk | Sales and marketing expenses | Company I
Concentration and risks
Sales and marketing expenses	$ (8,497,678)	$ (3,349,826)
Concentration risk (as a percent)	56.44%	18.95%
Vendor concentration risk | Accounts payable | Company C
Concentration and risks
Accounts payable	$ 859,102	$ 587,044
Concentration risk (as a percent)	24.83%	13.27%
Vendor concentration risk | Accounts payable | Company H
Concentration and risks
Accounts payable		$ 506,145
Concentration risk (as a percent)		11.44%
Vendor concentration risk | Accounts payable | Company I
Concentration and risks
Accounts payable	$ 1,370,430	$ 1,254,904
Concentration risk (as a percent)	39.60%	28.36%
Vendor concentration risk | Accounts payable | Company J
Concentration and risks
Accounts payable	$ 390,553
Concentration risk (as a percent)	11.29%